UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/17

Item 1. Schedule of Investments.

TEMPLETON DRAGON FUND, INC.

Consolidated Statement of Investments, March 31, 2017 (unaudited)
	Country	Shares	Value

Common Stocks 98.3%
Auto Components 1.1%
[a] Fuyao Glass Industry Group Co. Ltd., A	China	1,698,100	$5,574,776
[a,b] Ningbo Joyson Electronic Corp., A	China	170,700	799,579
Weifu High-Technology Co. Ltd., B	China	562,819	1,284,015
[b] Xinchen China Power Holdings Ltd	China	300,000	48,253
[b,c] Xinyi Automobile Glass Hong Kong Enterprises Ltd., Reg S	Hong Kong	37,250	7,621
			7,714,244
Automobiles 4.8%
Chongqing Changan Automobile Co. Ltd., B	China	5,357,019	7,444,564
Dongfeng Motor Group Co. Ltd., H	China	13,704,000	15,394,087
Jiangling Motors Corp. Ltd., B	China	4,916,708	11,735,746
			34,574,397
Banks 9.9%
BOC Hong Kong (Holdings) Ltd	Hong Kong	556,600	2,273,942
China Construction Bank Corp., H	China	27,602,272	22,198,172
[a] China Merchants Bank Co. Ltd., A.	China	5,844,654	16,293,847
[a] Huaxia Bank Co. Ltd., A	China	3,909,792	6,409,309
[a] Industrial and Commercial Bank of China Ltd., A	China	14,173,318	9,960,485
Industrial and Commercial Bank of China Ltd., H	China	16,551,155	10,818,932
[a] Ping An Bank Co. Ltd., A	China	2,361,315	3,144,031
			71,098,718
Beverages 0.6%
[a] Kweichow Moutai Co. Ltd., A	China	80,819	4,534,341
Capital Markets 1.9%
[a] Changjiang Securities Co. Ltd., A	China	7,578,200	10,772,397
[a] GF Securities Co. Ltd., A	China	1,199,300	2,976,004
			13,748,401
Chemicals 1.1%
Green Seal Holding Ltd	China	1,403,800	7,650,199
[a] Zhejiang Weixing New Building Materials Co. Ltd., A	China	203,500	602,188
			8,252,387
Communications Equipment 0.1%
[a,b] Hengtong Optic-electric Co. Ltd., A	China	124,500	465,490
Construction & Engineering 0.1%
[a,b] China Gezhouba Group Co. Ltd., A	China	310,200	530,580
Construction Materials 0.6%
Anhui Conch Cement Co. Ltd., H	China	411,700	1,398,547
Asia Cement China Holdings Corp	China	9,652,629	2,856,708
			4,255,255
Distributors 0.6%
Dah Chong Hong Holdings Ltd	China	10,781,620	4,703,012
Diversified Telecommunication Services 0.2%
China Telecom Corp. Ltd., H	China	2,948,000	1,437,669
Electric Utilities 1.2%
Cheung Kong Infrastructure Holdings Ltd	Hong Kong	1,101,400	8,645,045
[a] Chongqing Fuling Electric Power Industrial Co. Ltd., A	China	50,475	351,861
			8,996,906
Electrical Equipment 1.0%
[a] Luxshare Precision Industry Co. Ltd., A	China	2,013,800	7,397,764

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components 1.0%
[a] AVIC Jonhon Optronic Technology Co. Ltd., A	China	1,058,367	$5,822,701
Flytech Technology Co. Ltd	Taiwan	405,000	1,340,265
			7,162,966
Food & Staples Retailing 4.6%
Beijing Jingkelong Co. Ltd., H	China	4,833,429	1,362,046
Dairy Farm International Holdings Ltd	Hong Kong	3,451,078	31,335,788
			32,697,834
Food Products 3.5%
[a] Henan Shuanghui Investment & Development Co. Ltd., A	China	1,600,237	5,239,556
[a] Inner Mongolia Yili Industrial Group Co. Ltd., A	China	157,200	431,626
Uni-President China Holdings Ltd	China	23,948,000	16,855,783
Uni-President Enterprises Corp	Taiwan	1,329,831	2,491,599
			25,018,564
Health Care Equipment & Supplies 0.7%
Ginko International Co. Ltd	Taiwan	244,000	2,233,594
[a] Lepu Medical Technology Beijing Co. Ltd., A	China	1,012,800	2,548,507
			4,782,101
Health Care Providers & Services 0.4%
[a] China National Accord Medicines Corp. Ltd., A	China	241,100	2,635,363
Hotels, Restaurants & Leisure 0.7%
[a] Songcheng Performance Development Co. Ltd., A	China	1,889,569	5,355,576
Household Durables 0.9%
[a] Gree Electric Appliances Inc. of Zhuhai, A	China	205,376	945,306
[a] Midea Group Co. Ltd., A.	China	589,050	2,848,131
[a] Qingdao Haier Co. Ltd., A	China	1,667,100	2,950,727
			6,744,164
Independent Power & Renewable Electricity Producers 0.4%
Huaneng Renewables Corp. Ltd., H.	China	7,406,000	2,563,471
Industrial Conglomerates 1.6%
CK Hutchison Holdings Ltd	Hong Kong	366,000	4,502,268
Hopewell Holdings Ltd	Hong Kong	1,918,600	7,233,432
			11,735,700
Insurance 6.4%
AIA Group Ltd	Hong Kong	3,342,980	21,077,651
China Life Insurance Co. Ltd., H	China	2,840,000	8,715,636
[a] China Pacific Insurance Group Co. Ltd., A	China	453,463	1,805,398
[a] Ping An Insurance (Group) Co. of China Ltd., A	China	2,626,550	14,110,779
			45,709,464
Internet & Direct Marketing Retail 0.6%
[b] Ctrip.com International Ltd., ADR	China	44,000	2,162,600
[b] JD.com Inc., ADR	China	62,655	1,949,197
			4,111,797
Internet Software & Services 13.2%
[b] Alibaba Group Holding Ltd., ADR	China	279,140	30,099,666
[b] Baidu Inc., ADR	China	45,000	7,763,400
Tencent Holdings Ltd	China	1,979,500	56,749,632
			94,612,698
IT Services 1.9%
TravelSky Technology Ltd., H	China	5,715,859	13,503,506

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TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Common Stocks (continued)
Leisure Products 0.8%
[a] Alpha Group, A	China	497,500	$1,450,509
Merida Industry Co. Ltd	Taiwan	872,000	4,608,515
			6,059,024
Machinery 0.9%
[a] CRRC Corp. Ltd., A	China	2,862,100	4,251,323
[a] Shenwu Environmental Technology Co. Ltd., A	China	421,950	2,144,335
			6,395,658
Marine 0.9%
COSCO Shipping Energy Transportation Co. Ltd., H	China	9,492,000	5,361,849
[b] Sinotrans Shipping Ltd	China	4,758,000	1,150,998
			6,512,847
Media 1.0%
[a] Beijing Enlight Media Co. Ltd., A	China	2,000,700	2,724,887
Poly Culture Group Corp. Ltd., H	China	1,071,500	2,564,469
[a] Zhejiang Huace Film & TV Co. Ltd., A	China	1,023,400	1,643,479
			6,932,835
Metals & Mining 0.2%
[a,b] China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., A	China	1,330,581	1,694,355
Oil, Gas & Consumable Fuels 7.6%
China Petroleum and Chemical Corp., H	China	49,449,000	40,085,787
CNOOC Ltd	China	3,024,800	3,611,911
PetroChina Co. Ltd., H	China	14,755,500	10,803,353
			54,501,051
Paper & Forest Products 4.4%
Nine Dragons Paper Holdings Ltd	China	29,188,301	31,360,837
Pharmaceuticals 3.9%
[a] Jiangsu Hengrui Medicine Co. Ltd., A	China	2,229,420	17,593,614
[a] Kangmei Pharmaceutical Co. Ltd., A	China	2,474,532	6,779,982
Tong Ren Tang Technologies Co. Ltd., H	China	1,904,300	3,381,480
			27,755,076
Real Estate Management & Development 0.9%
Cheung Kong Property Holdings Ltd	Hong Kong	284,000	1,913,055
[a] China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	China	343,100	876,793
China Overseas Land & Investment Ltd	China	1,012,000	2,890,852
[a] Gemdale Corp., A	China	674,800	1,086,601
			6,767,301
Semiconductors & Semiconductor Equipment 9.7%
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	11,242,136	69,964,889
Textiles, Apparel & Luxury Goods 3.1%
Anta Sports Products Ltd	China	7,927,000	21,930,053
Transportation Infrastructure 3.1%
COSCO Shipping Ports Ltd	China	8,183,479	9,034,781
[a] Shenzhen Airport Co., A	China	10,263,300	13,143,748
			22,178,529
Wireless Telecommunication Services 2.7%
China Mobile Ltd	China	1,768,500	19,354,045
Total Common Stocks (Cost $421,852,306)			705,748,868

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TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $3,476,506) 0.5%
Money Market Funds 0.5%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	3,476,506	$3,476,506
Total Investments (Cost $425,328,812) 98.8%			709,225,374
Other Assets, less Liabilities 1.2%			8,548,919
Net Assets 100.0%			$717,774,293

See Abbreviations on page 8.

aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Directors. At March 31, 2017, the value of this security was $7,621, representing less than 0.1% of net assets.
dSee Note 5 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON DRAGON FUND, INC.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$462,099,358

Unrealized appreciation	$301,660,853
Unrealized depreciation	(54,534,837)
Net unrealized appreciation (depreciation)	$247,126,016

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	2,119,665	10,082,682	(8,725,841)	3,476,506	$3,476,506	$1,185	$-	—%[a]

[a]Rounds to less than 0.1%.

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At March 31, 2017, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2017, the net assets of the China Fund were $176,795,360, representing 24.6% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available to local Chinese investors and QFII. QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota). The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Consolidated Statement of Investments.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By _/s/Laura F. Fergerson

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date May 25, 2017

By _/s/Mark H. Otani

   Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

Date May 25, 2017